UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	01/31/2005

Date of reporting period:	10/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Core Investment Fund    Taxable Money Market Series

Schedule of Investments as of October 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 10.5%
	Abbey National Treasury
$100,000	1.40%, 11/3/04	$99,999,918
	American Express Centurion Bank
195,000	1.80%, 11/12/04	195,000,000
	Bank of New York
175,000	1.885%, 11/30/04(b)	174,947,495
	Credit Suisse First Boston
300,000	1.875%, 12/20/04	300,000,000
225,000	1.885%, 12/21/04	225,000,000
	First Tennessee Bank
85,000	1.82%, 11/22/04	85,000,000
	Royal Bank of Scotland PLC
130,000	1.43%, 3/1/05	129,991,468
	Svenska Handelsbanken AB
45,000	1.788%, 11/10/04(b)	44,995,989
	UBS AG
100,000	1.285%, 2/23/05	99,998,439

		1,354,933,309

Certificates of Deposit - Eurodollar 11.3%
	BNP Paribas SA
220,000	1.88%, 12/23/04	220,000,000
122,000	1.25%, 1/27/05	121,995,634
	Deutsche Bank AG
186,000	1.96%, 12/31/04	186,000,000
	HBOS Treasury Services PLC
100,000	1.67%, 11/19/04	100,000,000
	HSH Nordbank AG
90,000	1.775%, 11/1/04(b)	89,994,020
	Royal Bank of Scotland PLC
220,000	1.81%, 11/22/04	220,000,000
	Societe Generale
215,000	1.793%, 11/10/04(b)	214,991,903
300,000	1.816%, 11/17/04(b)	299,974,637

		1,452,956,194

Commercial Paper 29.7%
	Alianz Finance Corp.
133,000	1.89%, 12/2/04(d)(f)	132,784,688
87,777	1.92%, 12/7/04(d)(f)	87,609,346
120,000	2.00%, 12/10/04(d)(f)	119,740,000
	Amsterdam Funding Corp.
70,000	1.79%, 11/4/04(d)(f)	69,989,558
50,000	1.79%, 11/8/04(d)(f)	49,982,597
	Barton Capital Corp.
41,413	1.86%, 11/16/04(d)(f)	41,380,905
	Bellsouth Corp.
55,000	1.86%, 11/2/04(d)(f)	54,997,158
	Cafco LLC
62,000	1.81%, 11/16/04(d)(f)	61,953,242

Dryden Core Investment Fund    Taxable Money Market Series

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
100,000	1.82%, 11/17/04(d)(f)	99,919,555
100,000	1.82%, 12/7/04(d)(f)	99,819,000
	Citicorp, Inc.
95,533	1.80%, 11/12/04(d)	95,480,457
	CXC LLC
30,000	1.82%, 12/7/04(d)(f)	29,945,700
	DaimlerChrysler Revolving Auto
14,595	1.75%, 11/1/04(d)	14,595,000
50,000	1.80%, 11/1/04(d)	50,000,000
43,102	1.80%, 11/12/04(d)	43,078,294
	Falcon Asset Securitization Corp.
70,414	1.79%, 11/1/04(d)(f)	70,414,000
	Fcar Owner Trust Series I
175,000	Zero, 11/15/04	174,872,833
35,000	1.99%, 12/8/04(d)	34,928,415
	Fleet Funding Corp.
37,767	1.79%, 11/10/04(d)(f)	37,750,099
	Greenwich Capital Holdings, Inc.
100,000	2.06%, 12/28/04(d)	99,675,417
	Household Finance Corp.
60,000	1.76%, 11/8/04(d)	59,979,583
155,000	1.79%, 11/10/04(d)	154,930,638
120,000	1.82%, 11/15/04(d)	119,915,533
	Independence Funding LLC
44,000	1.80%, 11/2/04(d)(f)	43,997,806
	ING America Insurance Holdings, Inc.
45,000	1.80%, 12/2/04(d)	44,930,444
	Long Lane Master Trust
55,000	1.80%, 11/8/04(d)(f)	54,980,750
70,000	1.82%, 12/7/04(d)(f)	69,873,300
	Market St. Funding Corp.
50,000	1.79%, 11/10/04(d)(f)	49,977,625
55,000	1.86%, 11/16/04(d)(f)	54,957,375
150,000	1.87%, 11/17/04(d)(f)	149,875,667
	Morgan Stanley Dean Witter Co.
50,000	1.89%, 11/1/04(b)	50,000,000
	Natexis Banques Populaires U S
140,000	1.83%, 11/12/04(d)	139,921,717
	National Australia Funding Corp.
95,000	1.89%, 11/15/04(d)	94,930,175
	New Center Asset Trust
60,000	1.79%, 11/5/04(d)	59,988,066
75,000	1.76%, 11/12/04(d)	74,959,896
79,000	Zero, 11/16/04	78,939,971
62,000	1.98%, 12/6/04(d)	61,880,650
	Old Line Funding Corp.
17,969	1.80%, 11/12/04(d)(f)	17,959,117
	Park Granada LLC
20,000	1.81%, 11/9/04(d)(f)	19,991,956
65,342	1.81%, 11/10/04(d)(f)	65,312,433
100,000	1.92%, 11/22/04(d)(f)	99,888,000
140,000	2.01%, 12/22/04(d)(f)	139,603,333

Dryden Core Investment Fund    Taxable Money Market Series

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Prudential PLC
15,000	1.61%, 11/10/04(d)(f)	14,994,000
	SBC Communications, Inc.
165,000	1.87%, 11/3/04(d)(f)	164,982,859
80,000	1.85%, 11/9/04(d)(f)	79,967,111
69,348	1.83%, 11/10/04(d)(f)	69,316,273
	Sheffield Receivables Corp.
87,000	1.79%, 11/1/04(d)(f)	87,000,000
50,000	1.85%, 11/15/04(d)(f)	49,964,028
	Thunder Bay Funding, Inc.
25,157	1.79%, 11/8/04(d)(f)	25,148,244
18,639	1.91%, 12/22/04(d)(f)	18,588,830
	Triple A One Funding Corp.
58,666	1.79%, 11/10/04(d)(f)	58,639,747
	Westpac Capital Corp.
73,592	1.83%, 11/5/04(d)	73,577,036

		3,817,888,427

Municipal Bonds 0.4%
	Los Angeles California Wtr. & Pwr., Subser. B-1
9,200	1.76%, 11/1/04(b)	9,199,724
	Massachusetts St. Health & Educational, Harvard Univ.
29,465	1.87%, 11/4/04(b)	29,465,000
	New York City Housing Development Corp., Westport Dev. Ser B
14,000	1.85%, 11/15/04(b)	14,000,000

		52,664,724

Other Corporate Obligations 19.6%
	American Express Credit Corp. M.T.N.
129,000	1.89%, 11/5/04(b)	129,093,841
26,000	1.88%, 11/15/04(b)	26,006,228
	General Electric Capital Assurance Co.
147,000	1.99%, 11/22/04(b)(c)
	(cost $147,000,000; purchased 7/21/04)	147,000,000
	General Electric Capital Corp.
111,000	1.958%, 11/9/04(b)	111,001,540
	General Electric Capital Corp. M.T.N.
25,000	1.989%, 11/17/04(b)	25,000,402
	Goldman Sachs Group, Inc.
175,000	1.87%, 11/8/04(b)(c)
	(cost $175,000,000; purchased 10/7/04)	175,000,000
	Goldman Sachs Group, Inc. M.T.N.
315,000	2.03%, 12/15/04(b)(f)	315,170,735
	Irish Life & Permanent M.T.N.
158,000	1.91%, 11/22/04(b)(f)	157,973,748

Dryden Core Investment Fund    Taxable Money Market Series

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Merrill Lynch & Co., Inc. M.T.N.
170,000	1.84%, 11/4/04(b)	170,000,000
12,000	2.06%, 11/5/04(b)	12,013,317
184,000	2.008%, 11/12/04(b)	184,000,000
	Metropolitan Life Insurance Co.
50,000	1.774%, 11/1/04(b)(c)
	(cost $50,000,000; purchased 2/3/04)	50,000,000
102,000	1.92%, 11/1/04(b)(c)
	(cost $102,000,000; purchased 9/30/04)	102,000,000
	Morgan Stanley Dean Witter Co. M.T.N.
200,000	1.84%, 11/4/04(b)	200,000,000
100,000	1.99%, 11/15/04(b)	100,000,000
225,000	1.961%, 11/29/04(b)	225,000,000
	National City Bank
50,000	1.853%, 11/10/04(b)	50,012,207
	Pacific Life Insurance Co.
36,000	2.00%, 12/16/04(b)(c)
	(cost $36,000,000; purchased 12/15/03)	36,000,000
	Travelers Insurance Co.
84,000	1.926%, 11/8/04(b)(c)
	(cost $84,000,000; purchased 7/7/04)	84,000,000
50,000	1.85%, 11/26/04(b)(c)
	(cost $50,000,000; purchased 2/23/04)	50,000,000
	United Omaha Life Insurance Co.
80,000	1.99%, 12/5/04(b)(c)
	(cost $80,000,000; purchased 12/03/03)	80,000,000
	Westpac Banking Corp.
89,000	1.85%, 12/13/04(b)	89,002,309

		2,518,274,327

Time Deposit 1.3%
	Royal Bank of Canada
170,752	1.78%, 11/1/04	170,752,000

U.S. Government Agencies 24.6%
	Federal Home Loan Banks
130,000	1.47%, 2/28/05	130,000,000
60,000	1.45%, 3/11/05	60,000,000
85,000	1.90%, 3/30/05(b)	84,997,625
150,000	1.40%, 4/1/05	150,000,000
125,000	1.40%, 4/1/05	125,000,000
150,000	1.35%, 4/15/05	150,000,000
70,000	1.99%, 4/19/05(b)	70,003,189
800,000	1.735%, 10/5/05(b)	799,627,904
	Federal Home Loan Mortgage Corp.
150,000	1.52%, 12/24/04	150,000,000
	Federal National Mortgage Association
210,000	Zero, 12/8/04	209,596,392
100,000	Zero, 12/15/04	99,767,778
125,000	1.65%, 2/8/05(b)	125,000,000

Dryden Core Investment Fund    Taxable Money Market Series

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
40,000	1.40%, 3/29/05	40,000,000
300,000	1.755%, 4/15/05(b)	299,938,411
30,000	1.815%, 4/28/05(b)	29,996,300
650,000	1.795%, 10/21/05(b)	649,620,272

		3,173,547,871

Repurchase Agreements 3.4%(e)
	Barclays Capital Inc. Tri Party
300,000	1.89% dated 10/29/04 due 11/1/04, in the amount of $300,000,000, repurchase price $300,047,250. The value of collateral including accrued interest is $306,000,001.	300,000,000
	Greenwich Capital Management Tri Party
67,418	1.90% dated 10/29/04 due 11/1/04, in the amount of $67,418,000, repurchase price $67,428,675. The value of collateral including accrued interest is $68,768,299.	67,418,000
	JP Morgan Chase & Co. Tri Party
75,000	1.89% dated 10/29/04 due 11/1/04, in the amount of $75,000,000, repurchase price $75,011,813. The value of collateral including accrued interest is $76,501,492.	75,000,000

		442,418,000

	Total Investments 100.8% (amortized cost $ 12,983,434,852)(a)	12,983,434,852
	Liabilities in excess of other assets (0.8%)	(107,261,568)

	Net Assets 100%	$12,876,173,284

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $724,000,000. The aggregate value, $724,000,000 represents 5.6% of the net assets.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.

(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A. —National Association (National Bank).

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral, If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date	December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	December 21, 2004

*	Print the name and title of each signing officer under his or her signature.